T. ROWE PRICE SHORT-TERM FUND
February 29, 2020 (Unaudited)

Portfolio of Investments‡	Par	$ Value
(Amounts in 000s)
COMMERCIAL PAPER 43.3%
4(2) 42.8% (1)
Amcor Finance, 1.732%, 3/13/20	12,000	11,992
Aon, 1.742%, 3/19/20	5,450	5,445
ASB Finance, 1.962%, 4/6/20	40,000	39,936
BAT International Finance, 1.953%, 3/23/20	13,000	12,985
Bayer, 1.732%, 3/9/20	15,000	14,993
Becton Dickinson & Company, 2.104%, 3/9/20	10,000	9,995
Becton Dickinson & Company, 2.105%, 3/30/20	2,000	1,997
Berkshire Hathaway Energy, 1.732%, 3/27/20	12,000	11,984
Boeing, 1.986%, 4/15/20	15,000	14,966
Broadcom, 1.983%, 3/26/20	9,500	9,482
Broadcom, 2.258%, 3/5/20	2,000	1,999
CAFCO, 1.869%, 3/9/20	30,000	29,987
Can Pacific Railway, 1.743%, 3/16/20	12,000	11,990
Chariot Funding, 1.869%, 3/16/20	30,000	29,977
Charta, 1.869%, 3/2/20	30,000	29,996
Charta, 1.869%, 3/13/20	30,000	29,981
Consolidated Edison, 1.731%, 3/6/20	10,000	9,996
CRC Funding, 1.885%, 3/13/20	30,000	29,981
Crown Castle International, 1.893%, 3/3/20	10,000	9,997
DBS Bank, 1.854%, 3/4/20	30,000	29,993
DBS Bank, 1.981%, 3/25/20	4,500	4,495
DBS Bank, 2.014%, 4/20/20	1,150	1,147
Diageo Capital, 1.732%, 3/20/20	12,000	11,989
Dominion Resources, 1.754%, 4/8/20	14,000	13,972
Dominion Resources, 1.764%, 4/1/20	12,000	11,981
DTE Energy, 1.752%, 3/9/20	15,000	14,993
Duke Energy, 1.703%, 3/17/20	12,000	11,990
Dupont De Nemours, 1.749%, 3/3/20	18,000	17,997

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM FUND

	Par	$ Value
(Amounts in 000s)
Enbridge, 1.816%, 4/15/20	20,000	19,954
Enel Finance America, 1.866%, 3/24/20	17,000	16,979
Energy Transfer Partners, 2.002%, 3/10/20	15,000	14,988
ERAC USA Finance, 1.753%, 3/16/20	12,000	11,990
Exelon Generation, 1.762%, 3/6/20	6,000	5,998
Exelon Generation, 1.783%, 3/27/20	9,000	8,988
Experian Finance, 1.865%, 3/5/20	14,000	13,996
Fidelity National Information Services, 1.731%, 3/4/20	12,000	11,997
FMC Tech, 1.966%, 4/8/20	10,000	9,980
Fortive, 1.76%, 3/4/20	12,000	11,997
Harley-Davidson Financial Services, 1.703%, 3/23/20	15,000	14,982
Hyundai Capital America, 1.712%, 3/19/20	15,000	14,985
Kentucky Utilities, 1.731%, 3/4/20	15,000	14,996
Kroger, 1.70%, 3/2/20	14,000	13,998
Liberty Street Funding Liberty Street Funding, 1.818%, 4/7/20	33,200	33,141
Manhattan Asset Funding, 1.879%, 3/9/20	30,000	29,986
Marsh & Mclennan, 1.721%, 3/10/20	13,000	12,993
McCormick, 1.722%, 3/16/20	12,000	11,990
Mondelez International, 1.713%, 3/23/20	11,000	10,987
Nationwide Building Society, 2.203%, 3/12/20	25,000	24,985
Nisource, 1.722%, 3/4/20	12,000	11,997
Nissan Motor Acceptance, 1.773%, 3/20/20	9,225	9,216
Nissan Motor Acceptance, 1.773%, 4/1/20	4,000	3,993
Nutrien, 1.753%, 3/31/20	13,000	12,980
OCBC, 1.869%, 3/6/20	25,000	24,992
OCBC, 1.881%, 3/19/20	7,500	7,493
Old Line Funding, 1.92%, 3/16/20	35,000	34,974
Old Line Funding, 1.959%, 3/20/20	6,000	5,995
ONEOK, 1.923%, 3/25/20	13,000	12,982
Ovintiv, 2.056%, 4/2/20	9,000	8,985
Ovintiv, 2.057%, 4/2/20	5,000	4,992

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM FUND

	Par	$ Value
(Amounts in 000s)
Pentair Finance, 2.053%, 3/3/20	9,000	8,997
Phillips 66, 1.701%, 3/6/20	12,000	11,996
Plains All American Pipeline, 1.951%, 3/5/20	1,400	1,400
Plains All American Pipeline, 1.971%, 3/3/20	14,000	13,997
Relx, 1.722%, 3/10/20	11,000	10,994
Rogers Communications, 1.743%, 3/23/20	12,000	11,986
San Diego Gas & Electric, 1.731%, 3/2/20	15,000	14,998
Schlumberger Investment, 1.848%, 3/13/20	30,000	29,982
Sempra Global, 1.775%, 4/9/20	12,000	11,976
Southern, 1.752%, 3/19/20	9,000	8,991
Southern California Edison, 1.921%, 3/2/20	12,000	11,998
Suncor Energy, 1.886%, 3/13/20	8,000	7,995
Syngenta Wilmington, 2.107%, 4/3/20	11,580	11,558
Thomson Reuters, 1.752%, 3/13/20	12,000	11,992
Toronto Dominion Bank, 1.909%, 3/12/20	30,000	29,983
Toronto Dominion Bank, 1.95%, 3/18/20	7,200	7,194
Transcanada Pipelines, 1.775%, 3/5/20	15,000	14,996
Tyson Foods, 1.713%, 3/16/20	12,000	11,990
United Overseas Bank, 1.991%, 3/24/20	39,500	39,459
ViacomCBS, 1.722%, 3/12/20	15,000	14,991
ViacomCBS, 1.732%, 3/16/20	15,000	14,988
VW Credit, 1.745%, 4/20/20	12,000	11,969
Western Union, 1.771%, 3/5/20	13,000	12,997
Whirlpool, 1.721%, 3/3/20	15,000	14,997
		1,227,169

NON-4(2) 0.5%
Chi, Series B, 2.009%, 4/22/20	4,000	3,991

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM FUND

	Par	$ Value
(Amounts in 000s)
General Electric, 1.825%, 4/2/20	12,000	11,980
		15,971
Total Commercial Paper (Cost $1,243,177)		1,243,140

MUNICIPAL SECURITIES 6.4%
Baltimore City, Parking System Facility, VRDN, 1.59%, 7/1/32	26,380	26,380
Banner Health, TECP, 1.70%, 3/18/20	11,200	11,200
Charlotte, Nascar, Series D, COP, VRDN, 1.57%, 6/1/35	10,765	10,765
Colorado Housing & Fin. Auth., Multi-Family, Series I-A1, VRDN,
1.58%, 10/1/36	7,330	7,330
Maryland CDA, Series B, VRDN, 1.59%, 9/1/33	19,000	19,000
Massachusetts, Education Loan, TECP, Series A, 1.82%, 3/5/20	8,000	8,000
Providence Health & Services, St. Joseph Health Obligated
Group, VRDN, 1.66%, 10/1/42	35,895	35,895
Southern Ute Indian Tribe, VRDN, 1.64%, 1/1/27 (2)	35,000	35,000
Wisconsin Housing & Economic Dev. , Multi-Family, Series F,
VRDN, 1.60%, 11/1/30	29,745	29,745
Total Municipal Securities (Cost $183,315)		183,315

REPURCHASE AGREEMENTS 28.2% (3)
Bank of America, Tri-Party, Dated 2/28/20, 1.61%, Delivery
Value of $28,003,757 on 3/2/20, Collateralized by U. S.
Government securities, 0.00% - 2.13%, 7/1/20 - 3/10/23, valued
at $28,563,448	28,000	28,000
BMO Capital Markets, Tri-Party, Dated 2/28/20, 1.61%, Delivery
Value of $12,001,610 on 3/2/20, Collateralized by U. S.
Government securities, 3.00% - 3.50%, 2/20/50 - 3/1/50, valued
at $12,240,001	12,000	12,000
BNP Paribas, Tri-Party, Dated 2/28/20, 1.61%, Delivery Value of
$250,033,542 on 3/2/20, Collateralized by U. S. Government
securities, 0.00% - 8.00%, 3/17/20 - 8/15/49, valued at
$255,000,000	250,000	250,000
Citigroup Global Markets, Tri-Party, Dated 2/28/20, 1.61%,
Delivery Value of $23,003,086 on 3/2/20, Collateralized by U. S.
Government securities, 2.19% - 5.00%, 12/1/22 - 8/1/49, valued
at $23,460,809	23,000	23,000
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM FUND

	Par	$ Value
(Amounts in 000s)
Credit Agricole, Tri-Party, Dated 2/28/20, 1.61%, Delivery Value
of $25,003,354 on 3/2/20, Collateralized by U.S. Government
securities, 4.00%, 3/1/49, valued at $25,500,000	25,000	25,000

Credit Suisse, Tri-Party, Dated 2/28/20, 1.58%, Delivery Value of
$232,670,631 on 3/2/20, Collateralized by U. S. Government
securities, 0.25% - 5.38%, 3/31/20 - 2/15/31, valued at
$237,324,049	232,640	232,640

HSBC Securities, Tri-Party, Dated 2/28/20, 1.61%, Delivery
Value of $29,003,891 on 3/2/20, Collateralized by U. S.
Government securities, 3.50% - 4.50%, 9/1/42 - 2/1/49, valued
at $29,580,000	29,000	29,000

JPMorgan Chase, Tri-Party, Dated 2/28/20, 1.61%, Delivery
Value of $21,002,818 on 3/2/20, Collateralized by U. S.
Government securities, 2.00% - 5.50%, 10/31/22 - 6/1/49,
valued at $21,420,000	21,000	21,000

RBC Dominion Securities, Tri-Party, Dated 2/28/20, 1.61%,
Delivery Value of $32,004,293 on 3/2/20, Collateralized by U. S.
Government securities, 0.13% - 6.00%, 1/31/21 - 11/20/49,
valued at $32,640,000	32,000	32,000

Royal Bank of Canada, Tri-Party, Dated 2/28/20, 1.61%,
Delivery Value of $139,018,649 on 3/2/20, Collateralized by
U. S. Government securities, 2.50% - 6.50%, 1/1/28 - 6/1/51,
valued at $141,780,000	139,000	139,000

Wells Fargo Securities, Tri-Party, Dated 2/28/20, 1.61%,
Delivery Value of $16,002,147 on 3/2/20, Collateralized by U. S.
Government securities, 3.00% - 4.56%, 10/1/25 - 1/1/50, valued
at $16,320,000	16,000	16,000
Total Repurchase Agreements (Cost $807,640)		807,640

U. S. GOVERNMENT AGENCY OBLIGATIONS 3.0% (4)

Federal Home Loan Bank, 1.592%, 4/8/20	50,000	49,922
Federal Home Loan Bank, 1.606%, 3/18/20	7,400	7,395
Federal Home Loan Bank, 1.607%, 3/31/20	29,855	29,818
Total U. S. Government Agency Obligations (Cost $87,126)		87,135

U. S. TREASURY OBLIGATIONS 19.2%
U. S. Treasury Bills, 1.526%, 4/9/20	100,000	99,855
U. S. Treasury Bills, 1.536%, 4/16/20	75,000	74,874
U. S. Treasury Bills, 1.536%, 4/23/20	50,000	49,903
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM FUND

	Par	$ Value
(Amounts in 000s)
U. S. Treasury Bills, 1.551%, 4/2/20	50,000	49,940
U. S. Treasury Bills, 1.561%, 3/26/20	75,000	74,932
U. S. Treasury Bills, 1.569%, 4/14/20	100,000	99,836
U. S. Treasury Bills, 1.586%, 3/12/20	100,000	99,959
Total U. S. Treasury Obligations (Cost $549,187)		549,299

Total Investments in Securities 100.1%
(Cost $2,870,445)		$2,870,529
Other Assets Less Liabilities (0.1)%		(2,859)
Net Assets 100.0%		$2,867,670

‡	Par is denominated in U.S. dollars unless otherwise noted.
(1)	Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $1,227,169 and represents 42.8% of net assets.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $35,000 and represents 1.2% of net assets.
(3)	Collateralized by U. S. government securities valued at $823,828 at February
29, 2020.
(4)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U. S. government. The Federal National Mortgage
Association and the Federal Home Loan Mortgage Corporation, including
UMBS, currently operate under a federal conservatorship.
CDA	Community Development Administration/Authority
COP	Certificate of Participation
TECP	Tax-Exempt Commercial Paper; the tax exempt nature of income will not pass to the fund's shareholders.
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Short-Term Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities for which the above valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation
Committee. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3. On February 29, 2020, all of the fund’s financial instruments were classified in Level 2, based on the inputs used to determine their fair values.